Average Annual Total Returns		12 Months Ended	19 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	19.30%
Russell 1000 Growth Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.56%	23.02%
iShares Large Cap Growth Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.31%	16.69%
Performance Inception Date			Jun. 04, 2024
iShares Large Cap Growth Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.30%	16.69%
Performance Inception Date	[3]		Jun. 04, 2024
iShares Large Cap Growth Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%	12.85%
Performance Inception Date	[3]		Jun. 04, 2024

[1]
The Russell 1000 Index measures the performance of the large cap segment of the US equity market. The index includes approximately 1,000 of the largest US companies based on a combination of their market cap and current index membership.

[2]
The Russell 1000 Growth Index measures the performance of US large cap growth stocks. The index includes US large cap stocks with relatively higher price-to-book ratios, higher 2-year I/B/E/S forecast growth and higher historical 5-year sales growth.

[3]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.